The following table presents changes in Level 3 liabilities measured at fair value (Details) - Fair Value, Inputs, Level 3 [Member]	Oct. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	2.25	1.75
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	1.24	4.30
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Debt Securities, Available-for-sale, Term	8 months 19 days	2 months 26 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Debt Securities, Available-for-sale, Term	3 months	9 months 22 days
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	1.252	5.440
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.598	1.8480
Increase (Decrease) in Accrued Expenses - Related Party | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.2280	0.2490
Increase (Decrease) in Accrued Expenses - Related Party | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.2179	0.2109
Working capital deficit
Derivative [Line Items]
Derivative Liability, Measurement Input	1.24	3.62
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.0033	0.0013
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.0028	0.0005
Amortization of debt discount
Derivative [Line Items]
Derivative Liability, Measurement Input	0	0